Related party transactions - Remuneration of directors and key management of the Company (Details) - USD ($)	3 Months Ended		9 Months Ended
	May 31, 2026	May 31, 2025	May 31, 2026	May 31, 2025
Related party transactions
Salaries and benefits	$ 481,347	$ 264,414	$ 1,372,487	$ 778,813
Share-based payments - capital stock		11,377	29,588	199,227
Remuneration of directors and key management of the company	501,442	278,611	1,459,720	992,743
Restricted share unit
Related party transactions
Share-based payments - stock options	18,270		49,250
Stock options
Related party transactions
Share-based payments - stock options	$ 1,825	$ 2,820	$ 8,395	$ 14,703